Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Trade and Other Receivables
13.	Trade and other receivables

(a)	Current

	2021	2020
	$’000	$’000
Trade receivables
- Non-related parties	15,765	15,825
Less: Allowance for impairment of receivables-non - related parties	(4,953)	(4,823)

Trade receivables - net	10,812	11,002

Deposits	656	587
Prepayments	4,074	1,409
Other receivables	2,113	1,142

	17,655	14,140

(b)	Non-current

	2021	2020
	$’000	$’000
Deposits	1,373	1,093
Prepayments	191	244

	1,564	1,337